FAIR VALUE MEASUREMENTS (Details) - shares		6 Months Ended	9 Months Ended
	Jan. 14, 2022	Jun. 30, 2024	Sep. 30, 2024
Fair Value Measurements (Details) [Line Items]
Number of shares converted	7,037
Credit spread percentage			6.67%
Class B Ordinary Shares [Member] | MORINGA ACQUISITION CORP [Member]
Fair Value Measurements (Details) [Line Items]
Number of shares converted		2,874,999
Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Fair value of promissory notes discount rate			13.10%
Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Fair value of promissory notes discount rate			11.40%